INTANGIBLE ASSETS (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Goodwill by operating segment
Balance as of January 1	$ 13,649	$ 10,629
Effect of foreign currency translation	(273)	73
Goodwill, Acquired During Period	798	4,318
Adjustments related to the finalization of purchase accounting	(60)	18
Impairment		(390)
Divestitures, deconsolidations and other	(5)	(999)
Balance as of December 31	14,109	13,649
Europe, Middle East and Africa
Goodwill by operating segment
Balance as of January 1	689	614
Effect of foreign currency translation	(58)	75
Goodwill, Acquired During Period	12	0
Adjustments related to the finalization of purchase accounting	408	0
Impairment		0
Divestitures, deconsolidations and other	0	0
Balance as of December 31	1,051	689
Latin America
Goodwill by operating segment
Balance as of January 1	150	117
Effect of foreign currency translation	(9)	8
Goodwill, Acquired During Period	0	25
Adjustments related to the finalization of purchase accounting	27	0
Impairment		0
Divestitures, deconsolidations and other	0	0
Balance as of December 31	168	150
North America
Goodwill by operating segment
Balance as of January 1	7,954	7,926
Effect of foreign currency translation	0	0
Goodwill, Acquired During Period	0	28
Adjustments related to the finalization of purchase accounting	11	0
Impairment		0
Divestitures, deconsolidations and other	0	0
Balance as of December 31	7,943	7,954
Asia Pacific [Member]
Goodwill by operating segment
Balance as of January 1	143	126
Effect of foreign currency translation	(4)	(1)
Goodwill, Acquired During Period	13	0
Adjustments related to the finalization of purchase accounting	0	18
Impairment		0
Divestitures, deconsolidations and other	0	0
Balance as of December 31	152	143
Global Ventures [Member]
Goodwill by operating segment
Balance as of January 1	411	411
Effect of foreign currency translation	0	0
Goodwill, Acquired During Period	0	0
Adjustments related to the finalization of purchase accounting	3	0
Impairment		0
Divestitures, deconsolidations and other	0	0
Balance as of December 31	414	411
Bottling Investments
Goodwill by operating segment
Balance as of January 1	4,302	1,435
Effect of foreign currency translation	(202)	(9)
Goodwill, Acquired During Period	773	4,265
Adjustments related to the finalization of purchase accounting	(487)	0
Impairment		(390)
Divestitures, deconsolidations and other	(5)	(999)
Balance as of December 31	$ 4,381	$ 4,302